Condensed Balance Sheets (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash		$ 127,788	$ 876,205
Accounts receivable, net		138,981
Other assets		93,040	2,743
Total current assets		708,463	1,601,551
Property and equipment, net		542,791
Other assets:
Security deposits		27,828
Total other assets		27,828
Total assets		1,279,081	1,601,551
Current liabilities:
Accounts payable and accrued expenses		56,665	2,991
Patient deposits		130,906
Notes payable - current portion		157,932
Line of credit		25,000
Total current liabilities		473,824	51,090
Long-term liabilities:
Notes payable, net of current portion		456,152	500,000
Deferred Rent		64,753
Lease Incentive Obligation		60,428
Total liabilities		1,107,651	551,090
Total liabilities and Members' equity		1,279,081	1,601,551
IMAC Regeneration Center of St. Louis, LLC [Member]
Current assets:
Cash	$ 16,055	34,911	20,797
Accounts receivable, net	221,502	183,064	213,452
Other assets	13,630	29,355	31,726
Total current assets	251,187	247,330	265,975
Property and equipment, net	847,191	878,521	765,220
Other assets:
Security deposits	454,814	454,814	504,814
Total other assets	454,814	454,814	504,814
Total assets	1,553,192	1,580,665	1,536,009
Current liabilities:
Accounts payable and accrued expenses	76,051	35,117	90,507
Patient deposits	243,077	163,176	205,743
Notes payable - current portion	52,814	52,236	49,987
Related party payable	128,593	4,331
Related party note payable	420,788	420,788	500,000
Line of credit	150,000	150,000
Total current liabilities	1,071,323	825,648	846,237
Long-term liabilities:
Notes payable, net of current portion	198,730	212,152	264,388
Deferred Rent	97,209	98,959	65,700
Lease Incentive Obligation	409,962	424,844	355,230
Total liabilities	1,777,224	1,561,603	1,531,555
Members' equity (deficit)	(224,032)	19,061	4,454
Total liabilities and Members' equity	$ 1,553,192	$ 1,580,664	$ 1,536,009